Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ (1,496,341)	$ 284,694	$ 3,718,240
Adjustments to reconcile net income (loss) to net cash used in operating activities：
Depreciation	20,167	15,411	19,989
Imputed interest expense			5,037
Reduction in the carrying amount of right-of-use assets	145,143	86,468	12,063
Inventory obsolescence	121,166
Changes in operating assets and liabilities：
Inventories	(1,346,748)	805,109	435,839
Accounts receivable	964,770	(477,999)	(437,402)
Prepayments	(587,953)	(1,276,336)	(3,047,599)
Other receivables	(14,437)	(1,492)	11,234
Accounts payable	(34,874)	(861,167)	546,696
Employee benefits payable	(3,044)	2,213	50,173
Taxes and surcharges payable		124,665	565,210
Lease liabilities	(147,032)	(94,390)	(4,903)
Other payables			(12,500)
Net cash provided by (used in) operating activities	(2,379,183)	(1,392,824)	1,862,077
Cash flows from investing activities：
Cash paid for property and equipment	(4,156)	(83,176)	(770)
Purchase of term deposit		(44,798)
Net cash flows used in investing activities	(4,156)	(127,974)	(770)
Cash flow from Financing Activities:
Proceeds from issuance of shares	5,750,000
Payment for UW discount and fees	(517,500)
Payment for offering cost	(354,500)
Payments to repurchase of shares	(300,000)
Receipts from related parties	6,218	628,956	3,991,077
Payments to related parties	(366,676)	(276,102)	(5,034,921)
Repayments to bank loans			(26,834)
Net cash provided by (used in) financing activities	4,217,542	352,854	(1,070,678)
Effect of exchange rate change on cash	(4,303)	614	(32)
Net increase (decrease) in cash	1,829,900	(1,167,330)	790,597
Cash at the Beginning of the Year	148,828	1,316,158	525,561
Cash at the End of the Year	1,978,728	148,828	1,316,158
Cash Paid During the Year for:
Interest
Taxes			22,774
Non-cash Investing and Financing Activities:
Acquisition of non-controlling interest	95,492
Acquisition of right-of-use assets in exchange for lease liabilities	$ 177,884